Employee Benefit Plans narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 2,408	$ 2,208
TECO Energy Inc [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	2,153	1,180
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
ABO for defined pension plans	2,561	2,489
Defined Benefit Plan, Fair Value of Plan Assets	2,408	2,208	$ 1,300
Pension Plan [Member] | TECO Energy Inc [Member]
Defined Benefit Plan Disclosure [Line Items]
Contribution Amount	23	17
Other Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 45	$ 39	$ 6